Transactions with related parties	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with related parties
32.	Transactions with related parties

According to the definitions of control established in IFRS, the Company does not have a company controlling its operations, however, and according to these definitions, they are considered related parties the following companies:

a.	Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.

AMP represents an entity with significant influence over the operation of the Company, as it has representation on the Board of Directors, participates in the policy-making processes, maintains material transactions, appoints officers and provides essential technical information, but without exercising control over the Company, no other Shareholder fulfills this definition.

Transactions with AMP, carried out in the ordinary course of business, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2015		2016		2017
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	234,867	Ps.	301,820	Ps.	357,451
Services received	Ps.	2,289	Ps.	Ps.2,260	Ps.	—

In 1999, GAP and AMP entered into a technical assistance and transfer-of-technology agreement whereby AMP and its shareholders agreed to render administrative and advisory services and transfer industry technology and know-how to GAP in Mexico in exchange for consideration. The agreement’s original 15-year term may be automatically renewed for successive five-year terms, with the approval of the shareholders, unless one party gives a termination notice to the other at least 60 days prior to the effective termination date. Only the Shareholders’ Meeting has the authority to decide the non-renewal or deny the renewal of the agreement. If GAP decides to cancel or renew the agreement, GAP needs the approval of at least 51% of the holders of Series B shares other than AMP or any party related to AMP, accordingly to the participation agreement signed on August 25, 1999 among the SCT, GAP in Mexico, its strategic partner and the Shareholders of the strategic partner.

On August 25, 2014, the initial term of the Technical Assistance agreement between the Company and Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. expired. However, the agreement was automatically renewed for an additional five years, pursuant to Clause 5.2 of the agreement. In relation to the agreement renewal, at a Board of Directors Meeting held on April 23, 2014, the opinion of each of the board’s independent directors was requested with respect to the continuation of the agreement, and the majority voted for the automatic renewal option.

According to the agreement, as of January 1, 2000, the Company committed to pay AMP annual consideration of USD$7,000,000 for the years 2000 and 2001 and, beginning in 2002, the greater of USD$4,000,000 (these amounts are subject to adjustment based on the CPI) or 5% of GAP’s consolidated operating income, defined as earnings before interest income or expense, calculated prior to deducting the technical assistance fee, income taxes, depreciation and amortization.

AMP is also entitled to the refund of expenses incurred in the rendering of services provided for in the agreement.

b.	Otay-Tijuana Venture, L.L.C. (OTV)

On December 9, 2015 the access to the new border crossing between Otay, USA and Tijuana, Mexico began operating at the airport in Tijuana. Facilities CBX terminal on the side of the United States of America, are operated by OTV, a related company, which is temporarily paying compensation for the loss of non-aeronautical revenue at the airport. According to the clauses of the contract, this compensation will cease collected as of 2018, however the operation contract will remain in force.  Transactions in the normal course of business were as it follows:

	2015		2016		2017
Non-airport access rights	Ps.	678	Ps.	33,138	Ps.	43,973

c.	Accounts receivable (payable) with other related parties that are in the consolidated statement of financial position as of December 31, 2015, 2016 and 2017, are integrated as follows:

	2015		2016		2017
Management	Ps.	28,001	Ps.	27,704	Ps.	28,587
Independent directors (7)	Ps.	5,168	Ps.	5,779	Ps.	6,205

	2015	2016		2017
Accounts payable:
Ingeniería y Economía del Transporte, S.A. (Shareholder /Services)	—	Ps.	(1,125)	Ps.	(3,777)

d.	Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
Commercial revenues:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	15,500	Ps.	18,374	Ps.	28,093
Mayo 13, S.A. de C.V. (Independent director)	Ps.	3,328	Ps.	5,341	Ps.	10,042

	2015		2016		2017
Expenses:
Ingeniería y Economía del Transporte, S.A. (Shareholder /Services)	Ps.	—	Ps.	5,238	Ps.	14,637

e.	The total amounts paid to key management personnel or directors, for the years ended at December 31, 2015, 2016 and 2017 were as follows:

	2015		2016		2017
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent adviser)	Ps.	383	Ps.	891	Ps.	—
Mayo 13, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	—	Ps.	417